Revenues - Summary of Breakdown of Revenues by Sales Channels (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of revenue [line items]
Revenue from contracts with customers	$ 19,124	$ 16,995	$ 18,437
Gas stations [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	7,038	6,541	6,673
Power plants [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	498	458	474
Distribution companies [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	310	171	179
Retail distribution of natural gas [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	488	170	308
Industries, transport and aviation [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	5,031	5,163	4,933
Agriculture [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,823	1,804	2,697
Petrochemical industry [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	658	614	722
Trading [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,699	1,043	901
Oil companies [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	179	141	688
Commercialization of LPG [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	181	143	177
Other sales channels [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,219	747	685
Upstream [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	50	32	51
Upstream [member] | Other sales channels [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	50	32	51
Downstream [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	15,804	14,774	15,898
Downstream [member] | Gas stations [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	7,038	6,541	6,673
Downstream [member] | Power plants [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	48	46	13
Downstream [member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	3,922	4,202	3,890
Downstream [member] | Agriculture [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,823	1,804	2,697
Downstream [member] | Petrochemical industry [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	658	614	722
Downstream [member] | Trading [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,699	1,043	901
Downstream [member] | Oil companies [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	179	141	688
Downstream [member] | Commercialization of LPG [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	181	143	177
Downstream [member] | Other sales channels [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	256	240	137
Gas and power [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	2,458	1,815	2,104
Gas and power [member] | Power plants [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	450	412	461
Gas and power [member] | Distribution companies [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	310	171	179
Gas and power [member] | Retail distribution of natural gas [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	488	170	308
Gas and power [member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,109	961	1,043
Gas and power [member] | Other sales channels [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	101	101	113
Central Administration and Others [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	812	374	384
Central Administration and Others [member] | Other sales channels [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	$ 812	$ 374	$ 384